Annual Total Returns [BarChart] - iShares iBonds Dec 2026 Term Corporate ETF - iShares iBonds Dec 2026 Term Corporate ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2017	5.86%
Annual Return 2018	(2.31%)
Annual Return 2019	14.06%
Annual Return 2020	9.40%